Financial Instruments - Cash Flows From Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 5,927,741	¥ 6,145,066			¥ 1,040,584
Net increase (decrease) in short-term loans	(351,223)	(351,223)	¥ 367,319	[1]	367,319	¥ (403,931)
Proceeds from long-term loans					1,215,526
Repayments of long-term loans		(137,444)
Proceeds from bonds		496,190			1,580,400
Repayments of bonds		(563,613)
Repayments of lease liabilities		(30,000)
Repayments of obligations under finance lease					(1,741)
Interest paid	(127,211)	(11,834)	(34,914)	[1]	(4,643)	¥ (8,365)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities					1,613,156
Non-cash items
Foreign exchange movement		(135,944)			(6,335)
Change in fair value		3,094			(4,394)
New and amended finance leases		18,381			118,037
Others		30,563			9,832
Ending balance	5,463,236	5,463,236	5,927,741		5,927,741
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,196,365	3,196,365			172,889
Net increase (decrease) in short-term loans		144,000
Proceeds from bonds		496,190			1,580,400
Repayments of bonds		(563,613)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities					1,461,627
Non-cash items
Foreign exchange movement		(85,541)			(23,562)
Others		17,564			5,011
Ending balance	3,204,965	3,204,965	3,196,365		3,196,365
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,054,584	2,054,584			812,755
Proceeds from long-term loans					1,215,526
Repayments of long-term loans		(137,444)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities					4,170
Non-cash items
Foreign exchange movement		(34,980)			21,955
Others		1,165			178
Ending balance	1,883,325	1,883,325	2,054,584		2,054,584
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	500,002	500,002			18
Net increase (decrease) in short-term loans		(495,223)			367,319
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities					138,674
Non-cash items
Foreign exchange movement		235			(6,009)
Ending balance	5,014	5,014	500,002		500,002
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	179,411	396,736			53,149
Repayments of lease liabilities		(30,000)
Repayments of obligations under finance lease					(1,741)
Interest paid		(11,834)			(4,643)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities					8,685
Non-cash items
Foreign exchange movement		(15,658)			1,281
New and amended finance leases		18,381			118,037
Others		11,834			4,643
Ending balance	369,459	369,459	179,411		179,411
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3,329)	(3,329)			(180)
Non-cash items
Change in fair value		3,242			(3,149)
Ending balance	(87)	(87)	(3,329)		(3,329)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	708	708			1,953
Non-cash items
Change in fair value		(148)			(1,245)
Ending balance	¥ 560	¥ 560	¥ 708		¥ 708

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.